                    ONE GROUP-Registered Trademark-MUTUAL FUNDS

                           BOND FUNDS COMBINED PROSPECTUS
                           Supplement dated April 9, 1999
                         to Prospectus dated March 18, 1999

               ONE GROUP-Registered Trademark-INTERMEDIATE BOND FUND
                  ONE GROUP-Registered Trademark-INCOME BOND FUND
                ONE GROUP-Registered Trademark-GOVERNMENT BOND FUND
            ONE GROUP-Registered Trademark-ULTRA SHORT-TERM INCOME FUND
                ONE GROUP-Registered Trademark-SHORT-TERM BOND FUND
               ONE GROUP-Registered Trademark-TREASURY & AGENCY FUND
                ONE GROUP-Registered Trademark-HIGH YIELD BOND FUND
                      ONE GROUP-Registered Trademark-BOND FUND


     A Special Meeting of Shareholders ("Special Meeting") of One
Group-Registered Trademark- Mutual Funds will be held on Monday, May 17, 1999 at 3:00 p.m. for the following purpose:

     1.   To elect the Board of Trustees of One Group Mutual Funds.

     2.   To ratify the selection of independent accountants.

     3. To approve a change to a fundamental investment restriction by eliminating language which prohibits One Group Mutual Funds from participating on a joint or a joint and several basis in any trading account in securities.

     4. To transact such other business as may properly come before the Special Meeting or any adjournment thereof.

     Only shareholders of record at the close of business on Thursday, March 11, 1999 are entitled to notice of, and to vote at, this Special Meeting or any adjournment thereof. Accordingly, investors who were not shareholders of record at the close of business on March 11, 1999 will not be entitled to notice of, or to vote at, this Special Meeting or any adjournment thereof. Shareholders will be notified only if the amended investment objective is not approved.

     Currently, none of the Funds may participate on a joint or joint and several basis in any securities trading account. The proposed change would allow each Fund to realize certain efficiencies and cost savings, while earning a potentially higher rate of return on repurchase agreements and other short-term, money market-type investments. Many securities of this type are sold in denominations which are too large for the Funds to purchase on an individual basis. Purchasing these securities on a joint basis will expand the investment opportunities available to the Funds and may reduce the possibility that cash balances remain uninvested. In addition, joint transactions can be expected to result in certain administrative efficiencies by reducing the number of trade tickets and cash wires that must be processed for each trade. These efficiencies may result in reduced transaction costs.

                       INVESTORS SHOULD RETAIN THIS SUPPLEMENT
                       WITH THE PROSPECTUS FOR FUTURE REFERENCE

                    ONE GROUP-Registered Trademark-MUTUAL FUNDS

                       MONEY MARKET FUNDS COMBINED PROSPECTUS
                           Supplement dated April 9, 1999
                         to Prospectus dated March 18, 1999


               ONE GROUP-Registered Trademark-PRIME MONEY MARKET FUND
             ONE GROUP-Registered Trademark-MUNICIPAL MONEY MARKET FUND
          ONE GROUP-Registered Trademark-OHIO MUNICIPAL MONEY MARKET FUND
     ONE GROUP-Registered Trademark-U.S. TREASURY SECURITIES MONEY MARKET FUND
        ONE GROUP-Registered Trademark-MICHIGAN MUNICIPAL MONEY MARKET FUND

     A Special Meeting of Shareholders ("Special Meeting") of One
Group-Registered Trademark- Mutual Funds will be held on Monday, May 17, 1999 at 3:00 p.m. for the following purpose:

     1.   To elect the Board of Trustees of One Group Mutual Funds.

     2.   To ratify the selection of independent accountants.

     3. To approve a change to a fundamental investment restriction by eliminating language which prohibits One Group Mutual Funds from participating on a joint or a joint and several basis in any trading account in securities.

     4. To eliminate a fundamental investment restriction which prohibits One Group Prime Money Market Fund from investing in state, municipal, or private activity bonds.

     5. To approve a change to a fundamental investment restriction which prohibits One Group Prime Money Market Fund from concentrating its investments in a single industry.

     6. To transact such other business as may properly come before the Special Meeting or any adjournment thereof.

     Only shareholders of record at the close of business on Thursday, March 11, 1999 are entitled to notice of, and to vote at, this Special Meeting or
any adjournment thereof.   In addition, only those shareholders of record who
are invested in One Group Prime Money Market Fund may vote on proposals 4 and
5. Accordingly, investors who were not shareholders of record at the close of business on March 11, 1999 will not be entitled to notice of, or to vote at, this Special Meeting or any adjournment thereof. Shareholders will be notified only if the amended investment objective is not approved.

     Currently, none of the Funds may participate on a joint or joint and several basis in any securities trading account. The proposed change would allow each Fund to realize certain efficiencies and cost savings, while earning a potentially higher rate of return on repurchase agreements and other short-term, money market-type investments. Many securities of this type are sold in denominations which are too large for the Funds to purchase on an individual basis. Purchasing these securities on a joint basis will expand the investment opportunities available to the Funds and may reduce the possibility that cash balances remain uninvested. In addition, joint transactions can be expected to result in certain administrative efficiencies by reducing the number of trade tickets and cash wires that must be processed for each trade. These efficiencies may result in reduced transaction costs.

     Currently, the Prime Money Market Fund is prohibited from purchasing state, municipal and private activity bonds. Elimination of this prohibition on purchasing state, municipal and private activity bonds will provide

Banc One Investment Advisors Corporation with flexibility in making investment decisions on behalf of the Fund and expand the Fund's investment opportunities. One Group Prime Money Market Fund currently anticipates that investments in municipal securities generally will not exceed 5% of the Fund's total assets. For a description of the risks associated with investments in municipal securities, please see "Investment Practices" and "Investment Risks" in the prospectus.

     One Group Prime Money Market Fund currently may not concentrate its investments in the securities of one or more issuers conducting their principal business in a particular industry or group of industries. If shareholders approve this change to the Fund's concentration policy, at least 25% of the Fund's total assets will be invested in securities issued by companies in the financial services industry, although the Fund may temporarily invest less than 25% of its total assets in that industry if warranted due to adverse economic conditions, and if consistent with the best interests of shareholders. The financial services industry includes, but is not limited to, banks, broker-dealers, finance companies and other issuers of asset-backed securities. Securities issued by these companies include bankers acceptance, certificates of deposit, and asset-backed securities, including commercial paper. It is currently anticipated that asset-backed securities will constitute a significant percentage of the Fund's investments as a result of this change in investment policy. The assets underlying asset-backed securities will consist, among other things, of credit card receivables, leases, and auto and home equity loans. Asset-backed securities have become the dominate type of money market-eligible securities issued over the last several years. The Fund may be able to produce higher yields and increase per issuer diversification by concentrating in the financial services industry.

     Concentration in obligations issued by the financial services industry may involve a greater exposure to economic, business, political or regulatory developments that may be adverse to the financial services industry. Such developments could involve credit risk, market risk, pre-payment risk and regulatory risk as more fully described in "Investment Risks" in the prospectus. In addition, please refer to "Investment Practices" and "Investment Risks" in the prospectus for a description of the risks associated with asset-backed securities.

                       INVESTORS SHOULD RETAIN THIS SUPPLEMENT
                       WITH THE PROSPECTUS FOR FUTURE REFERENCE

                    ONE GROUP-Registered Trademark-MUTUAL FUNDS

                          EQUITY FUNDS COMBINED PROSPECTUS
                           Supplement dated April 9, 1999
                         to Prospectus dated March 18, 1999

                    ONE GROUP-Registered Trademark-BALANCED FUND
                ONE GROUP-Registered Trademark-LARGE CAP GROWTH FUND
                ONE GROUP-Registered Trademark-LARGE CAP VALUE FUND
                 ONE GROUP-Registered Trademark-MID CAP GROWTH FUND
           ONE GROUP-Registered Trademark-INTERNATIONAL EQUITY INDEX FUND
                 ONE GROUP-Registered Trademark-MID CAP GROWTH FUND
                  ONE GROUP-Registered Trademark-EQUITY INDEX FUND
                 ONE GROUP-Registered Trademark-EQUITY INCOME FUND
               ONE GROUP-Registered Trademark-DIVERSIFIED EQUITY FUND
                ONE GROUP-Registered Trademark-SMALL CAP GROWTH FUND
                ONE GROUP-Registered Trademark-SMALL CAP VALUE FUND
              ONE GROUP-Registered Trademark-DIVERSIFIED MID CAP FUND
           ONE GROUP-Registered Trademark-DIVERSIFIED INTERNATIONAL FUND
             ONE GROUP-Registered Trademark-MARKET EXPANSION INDEX FUND

     A Special Meeting of Shareholders ("Special Meeting") of One
Group-Registered Trademark- Mutual Funds will be held on Monday, May 17, 1999 at 3:00 p.m. for the following purpose:

     1.   To elect the Board of Trustees of One Group Mutual Funds.

     2.   To ratify the selection of independent accountants.

     3. To approve a change to a fundamental investment restriction by eliminating language which prohibits One Group Mutual Funds from participating on a joint or a joint and several basis in any trading account in securities.

     4. To transact such other business as may properly come before the Special Meeting or any adjournment thereof.

     Only shareholders of record at the close of business on Thursday, March 11, 1999 are entitled to notice of, and to vote at, this Special Meeting or any adjournment thereof. Accordingly, investors who were not shareholders of record at the close of business on March 11, 1999 will not be entitled to notice of, or to vote at, this Special Meeting or any adjournment thereof. Shareholders will be notified only if the amended investment objective is not approved.

     Currently, none of the Funds may participate on a joint or joint and several basis in any securities trading account. The proposed change would allow each Fund to realize certain efficiencies and cost savings, while earning a potentially higher rate of return on repurchase agreements and other short-term, money market-type investments. Many securities of this type are sold in denominations which are too large for the Funds to purchase on an individual basis. Purchasing these securities on a joint basis will expand the investment opportunities available to the Funds and may reduce the possibility that cash balances remain uninvested. In addition, joint transactions can be expected to result in certain administrative efficiencies by reducing the number of trade tickets and cash wires that must be processed for each trade. These efficiencies may result in reduced transaction costs.

                      INVESTORS SHOULD RETAIN THIS SUPPLEMENT
                      WITH THE PROSPECTUS FOR FUTURE REFERENCE

                    ONE GROUP-Registered Trademark-MUTUAL FUNDS

                      MUNICIPAL BOND FUNDS COMBINED PROSPECTUS
                           Supplement dated April 9, 1999
                         to Prospectus dated March 18, 1999

           ONE GROUP-Registered Trademark-INTERMEDIATE TAX-FREE BOND FUND
             ONE GROUP-Registered Trademark-MUNICIPAL INCOME BOND FUND
                 ONE GROUP-Registered Trademark-TAX-FREE BOND FUND
           ONE GROUP-Registered Trademark-SHORT-TERM MUNICIPAL BOND FUND
             ONE GROUP-Registered Trademark-ARIZONA MUNICIPAL BOND FUND
          ONE GROUP-Registered Trademark-WEST VIRGINIA MUNICIPAL BOND FUND
            ONE GROUP-Registered Trademark-LOUISIANA MUNICIPAL BOND FUND
              ONE GROUP-Registered Trademark-OHIO MUNICIPAL BOND FUND
            ONE GROUP-Registered Trademark-KENTUCKY MUNICIPAL BOND FUND
            ONE GROUP-Registered Trademark-MICHIGAN MUNICIPAL BOND FUND


     A Special Meeting of Shareholders ("Special Meeting") of One
Group-Registered Trademark- Mutual Funds will be held on Monday, May 17, 1999 at 3:00 p.m. for the following purpose:

     1.   To elect the Board of Trustees of One Group Mutual Funds.

     2.   To ratify the selection of independent accountants.

     3. To approve a change to a fundamental investment restriction by eliminating language which prohibits One Group Mutual Funds from participating on a joint or a joint and several basis in any trading account in securities.

     4. To transact such other business as may properly come before the Special Meeting or any adjournment thereof.

     Only shareholders of record at the close of business on Thursday, March 11, 1999 are entitled to notice of, and to vote at, this Special Meeting or any adjournment thereof. Accordingly, investors who were not shareholders of record at the close of business on March 11, 1999 will not be entitled to notice of, or to vote at, this Special Meeting or any adjournment thereof. Shareholders will be notified only if the amended investment objective is not approved.

     Currently, none of the Funds may participate on a joint or joint and several basis in any securities trading account. The proposed change would allow each Fund to realize certain efficiencies and cost savings, while earning a potentially higher rate of return on repurchase agreements and other short-term, money market-type investments. Many securities of this type are sold in denominations which are too large for the Funds to purchase on an individual basis. Purchasing these securities on a joint basis will expand the investment opportunities available to the Funds and may reduce the possibility that cash balances remain uninvested. In addition, joint transactions can be expected to result in certain administrative efficiencies by reducing the number of trade tickets and cash wires that must be processed for each trade. These efficiencies may result in reduced transaction costs.

                       INVESTORS SHOULD RETAIN THIS SUPPLEMENT
                       WITH THE PROSPECTUS FOR FUTURE REFERENCE

                    ONE GROUP-Registered Trademark-MUTUAL FUNDS

                        CASH MANAGEMENT MONEY MARKET FUNDS
                                COMBINED PROSPECTUS
                           Supplement dated April 9, 1999
                         to Prospectus dated March 18, 1999

         ONE GROUP-Registered Trademark-CASH MANAGEMENT MONEY MARKET FUND
    ONE GROUP-Registered Trademark-TREASURY CASH MANAGEMENT MONEY MARKET FUND ONE GROUP-Registered Trademark-TREASURY PRIME CASH MANAGEMENT MONEY MARKET FUND
ONE GROUP-Registered Trademark-U.S. GOVERNMENT CASH MANAGEMENT MONEY MARKET FUND
   ONE GROUP-Registered Trademark-MUNICIPAL CASH MANAGEMENT MONEY MARKET FUND


     A Special Meeting of Shareholders ("Special Meeting") of One
Group-Registered Trademark- Mutual Funds will be held on Monday, May 17, 1999 at 3:00 p.m. for the following purpose:

     1.   To elect the Board of Trustees of One Group Mutual Funds.

     2.   To ratify the selection of independent accountants.

     3. To approve a change to a fundamental investment restriction by eliminating language which prohibits One Group Mutual Funds from participating on a joint or a joint and several basis in any trading account in securities.

     4. To transact such other business as may properly come before the Special Meeting or any adjournment thereof.

     Only shareholders of record at the close of business on Thursday, March 11, 1999 are entitled to notice of, and to vote at, this Special Meeting or any adjournment thereof. Accordingly, investors who were not shareholders of record at the close of business on March 11, 1999 will not be entitled to notice of, or to vote at, this Special Meeting or any adjournment thereof. Shareholders will be notified only if the amended investment objective is not approved.

     Currently, none of the Funds may participate on a joint or joint and several basis in any securities trading account. The proposed change would allow each Fund to realize certain efficiencies and cost savings, while earning a potentially higher rate of return on repurchase agreements and other short-term, money market-type investments. Many securities of this type are sold in denominations which are too large for the Funds to purchase on an individual basis. Purchasing these securities on a joint basis will expand the investment opportunities available to the Funds and may reduce the possibility that cash balances remain uninvested. In addition, joint transactions can be expected to result in certain administrative efficiencies by reducing the number of trade tickets and cash wires that must be processed for each trade. These efficiencies may result in reduced transaction costs.

                       INVESTORS SHOULD RETAIN THIS SUPPLEMENT
                       WITH THE PROSPECTUS FOR FUTURE REFERENCE

                     ONE GROUP-Registered Trademark-MUTUAL FUNDS

                         INSTITUTIONAL MONEY MARKET FUNDS
                                COMBINED PROSPECTUS
                           Supplement dated April 9, 1999
                         to Prospectus dated March 18, 1999

            ONE GROUP-Registered Trademark-GOVERNMENT MONEY MARKET FUND ONE GROUP-Registered Trademark-TREASURY ONLY MONEY MARKET FUND


     A Special Meeting of Shareholders ("Special Meeting") of One
Group-Registered Trademark- Mutual Funds will be held on Monday, May 17, 1999 at 3:00 p.m. for the following purpose:

     1.   To elect the Board of Trustees of One Group Mutual Funds.

     2.   To ratify the selection of independent accountants.

     3. To approve a change to a fundamental investment restriction by eliminating language which prohibits One Group Mutual Funds from participating on a joint or a joint and several basis in any trading account in securities.

     4. To transact such other business as may properly come before the Special Meeting or any adjournment thereof.

     Only shareholders of record at the close of business on Thursday, March 11, 1999 are entitled to notice of, and to vote at, this Special Meeting or any adjournment thereof. Accordingly, investors who were not shareholders of record at the close of business on March 11, 1999 will not be entitled to notice of, or to vote at, this Special Meeting or any adjournment thereof. Shareholders will be notified only if the amended investment objective is not approved.

     Currently, none of the Funds may participate on a joint or joint and several basis in any securities trading account. The proposed change would allow each Fund to realize certain efficiencies and cost savings, while earning a potentially higher rate of return on repurchase agreements and other short-term, money market-type investments. Many securities of this type are sold in denominations which are too large for the Funds to purchase on an individual basis. Purchasing these securities on a joint basis will expand the investment opportunities available to the Funds and may reduce the possibility that cash balances remain uninvested. In addition, joint transactions can be expected to result in certain administrative efficiencies by reducing the number of trade tickets and cash wires that must be processed for each trade. These efficiencies may result in reduced transaction costs.

                       INVESTORS SHOULD RETAIN THIS SUPPLEMENT
                       WITH THE PROSPECTUS FOR FUTURE REFERENCE

                     ONE GROUP-Registered Trademark-MUTUAL FUNDS

                         INVESTOR FUNDS COMBINED PROSPECTUS
                           Supplement dated April 9, 1999
                         to Prospectus dated March 18, 1999

                ONE GROUP-Registered Trademark-INVESTOR GROWTH FUND
            ONE GROUP-Registered Trademark-INVESTOR GROWTH & INCOME FUND
               ONE GROUP-Registered Trademark-INVESTOR BALANCED FUND
          ONE GROUP-Registered Trademark-INVESTOR CONSERVATIVE GROWTH FUND


     A Special Meeting of Shareholders ("Special Meeting") of One
Group-Registered Trademark- Mutual Funds will be held on Monday, May 17, 1999 at 3:00 p.m. for the following purpose:

     1.   To elect the Board of Trustees of One Group Mutual Funds.

     2.   To ratify the selection of independent accountants.

     3. To approve a change to a fundamental investment restriction by eliminating language which prohibits One Group Mutual Funds from participating on a joint or a joint and several basis in any trading account in securities.

     4. To transact such other business as may properly come before the Special Meeting or any adjournment thereof.

     Only shareholders of record at the close of business on Thursday, March 11, 1999 are entitled to notice of, and to vote at, this Special Meeting or any adjournment thereof. Accordingly, investors who were not shareholders of record at the close of business on March 11, 1999 will not be entitled to notice of, or to vote at, this Special Meeting or any adjournment thereof. Shareholders will be notified only if the amended investment objective is not approved.

     Currently, none of the Funds may participate on a joint or joint and several basis in any securities trading account. The proposed change would allow each Fund to realize certain efficiencies and cost savings, while earning a potentially higher rate of return on repurchase agreements and other short-term, money market-type investments. Many securities of this type are sold in denominations which are too large for the Funds to purchase on an individual basis. Purchasing these securities on a joint basis will expand the investment opportunities available to the Funds and may reduce the possibility that cash balances remain uninvested. In addition, joint transactions can be expected to result in certain administrative efficiencies by reducing the number of trade tickets and cash wires that must be processed for each trade. These efficiencies may result in reduced transaction costs.

                       INVESTORS SHOULD RETAIN THIS SUPPLEMENT
                       WITH THE PROSPECTUS FOR FUTURE REFERENCE